Related party transaction and balances (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of relationship with related parties
Name and relationship with related parties:

Name of related parties	Relationship
Ms. Fen Ye	Controlling shareholder
Mr. Biao Wei	Spouse of Ms. Fen Ye, Chief Executive Officer
Ms. Fang Ye	A close family member of Ms. Fen Ye
Ms. Hong Ye	A close family member of Ms. Fen Ye
Mr. Yushu Ye	A close family member of Ms. Fen Ye
Ms. Shou E Yan	A close family member of Ms. Fen Ye
Ms. Chun E Ye	A close family member of Ms. Fen Ye
Mr. Wu Wei	A close family member of Mr. Biao Wei
Lishui Yuanmeng Training Company Limited (“Yuanmeng”)	Controlled by Mr. Biao Wei
Lishui Yuan Sheng Sports Culture Communication Co., Ltd. (“Yuansheng”)	Controlled by a close family member of Mr.Biao Wei
Lishui Zhongyi Investment Management Co., Ltd. (“Zhongyi”)	Controlled by Ms. Fen Ye
Lianwai Kindergarten	Controlled by Ms. Fen Ye

Summary of transactions with related parties
(a)	Significant transactions with related parties

	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Rental revenue:
–Yuanmeng	1,619,048	1,619,048	914,287
–Lianwai Kindergarten	69,143	754,285	754,285

Total	1,688,191	2,373,333	1,668,572

	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Consideration paid to the Group for the disposal of Lianwai Kindergarten:
Ms. Fen Ye	9,122,400	—	—
Ms. Fang Ye	506,800	—	—
Ms. Hong Ye	506,800	—	—

Total	10,136,000	—	—

	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Loans lent to related parties:
Mr. Yushu Ye	12,099,931	—	—
Mr. Biao Wei	8,051,289	—	—
Ms. Fang Ye	6,904,354	—	—
Ms. Fen Ye	5,342,630	11,078,323	—
Ms. Hang Ye	4,700,000	—	—
Ms. Shou E Yan	977,770	—	—
Mr. Wu Wei	—	—	661,208
Ms. Chun E Ye	—	23,300,000	21,500,000

Total	38,075,974	34,378,323	22,161,208

	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Repayments of loans to related parties:
Mr. Yushu Ye	12,099,931	—	—
Mr. Biao Wei	8,051,289	—	—
Ms. Fang Ye	6,904,354	5,280,060	—
Ms. Fen Ye	5,342,630	—	6,776,033
Ms. Hang Ye	4,700,000	—	—
Yuansheng	2,000,000	—	—
Mr. Wu Wei	—	—	661,208
Ms. Chun E Ye	—	17,321,645	27,478,355

Total	39,098,204	22,601,705	34,915,596

	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Proceeds from short-term borrowings from related parties:
Ms. Fen Ye	—	6,380,645	6,730,369

	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Repayments of short-term borrowings to related parties:
Ms. Fang Ye	21,477,409	—	—
Mr. Biao Wei	15,890,555	—	—
Ms. Fen Ye	10,000,000	6,380,645	6,730,369

Total	47,367,964	6,380,645	6,730,369

	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Repayment of loans due to Lianwai Kindergarten	—	16,561,532	—

Summary of balances with related parties
(b)	Balances with related parties

	As of December 31, 2019	As of December 31, 2020
Due from related parties:
Loans receivable:
Ms. Shou E Yan	977,770	—
Ms. Chun E Ye	5,978,355	—
Ms. Fen Ye	5,798,263	—

	12,754,388	—

	As of December 31, 2019	As of December 31, 2020
Due to related parties:
Advances from related parties for rental:
Lianwai Kindergarten	719,400	719,400

	719,400	719,400